Investment Objectives and Goals	Jun. 17, 2026
360 ONE India Conviction ETF
Prospectus [Line Items]
Risk/Return [Heading]	360 ONE INDIA CONVICTION ETF (THE “FUND”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The 360 ONE India Conviction ETF seeks long-term capital appreciation.
360 ONE India Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	360 ONE INDIA SELECT ETF (THE “FUND”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The 360 ONE India Select ETF seeks long-term capital appreciation.